Income tax expense - Unrealizable temporary differences (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 332,384	₩ 313,565
Tax loss carry forward	62,963	16,823
Taxable temporary differences	(10,335,041)	(9,138,085)
Total	(9,939,694)	₩ (8,807,697)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	304,997
Temporary Differences For Which No Deferred Tax Liability Is Recognised	27,387
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	10,335,041
Temporary Differences Associated With Others
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 0